[Logo] PIONEER Investments(R)




January 4, 2011



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Short Term Income Fund (the "Fund")
     File Nos. 333-114423 and 811-21558
     CIK No. 0001286364

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for the Fund relating to the offering of Class A, Class B, Class C and Class Y shares of the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 8 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on December 23, 2010 (Accession No. 0001286364-10-000007).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.



/s/ Daniel J. Hynes
-------------------------
    Daniel J. Hynes
    Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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